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                     ML LIFE INSURANCE COMPANY OF NEW YORK

ML OF NEW YORK VARIABLE ANNUITY SEPARATE         ML OF NEW YORK VARIABLE ANNUITY SEPARATE
               ACCOUNT A                                        ACCOUNT C
    SUPPLEMENT DATED AUGUST 31, 2007                 SUPPLEMENT DATED AUGUST 31, 2007
                 TO THE                                           TO THE
            PROSPECTUSES FOR                                  PROSPECTUS FOR
 RETIREMENT POWER  (DATED MAY 1, 2004)             CONSULTS ANNUITY (DATED MAY 1, 2007)
          RETIREMENT OPTIMIZER
          (DATED MAY 1, 2004)                    ML OF NEW YORK VARIABLE ANNUITY SEPARATE
   INVESTOR CHOICE (INVESTOR SERIES)                            ACCOUNT D
          (DATED MAY 1, 2007)                        SUPPLEMENT DATED AUGUST 31, 2007
  RETIREMENT PLUS (DATED MAY 1, 2007)                             TO THE
                                                              PROSPECTUS FOR
ML OF NEW YORK VARIABLE ANNUITY SEPARATE               INVESTOR CHOICE (IRA SERIES)
               ACCOUNT B                                   (DATED MAY 1, 2007)
    SUPPLEMENT DATED AUGUST 31, 2007                    MERRILL LYNCH IRA ANNUITY
                 TO THE                                    (DATED MAY 1, 2006)
             PROSPECTUS FOR
  RETIREMENT PLUS (DATED MAY 1, 2007)            ML OF NEW YORK VARIABLE ANNUITY SEPARATE
                                                                 ACCOUNT
                                                     SUPPLEMENT DATED AUGUST 31, 2007
                                                                  TO THE
                                                              PROSPECTUS FOR
                                                    PORTFOLIO PLUS (DATED MAY 1, 1993)

This supplement describes a change regarding the variable annuity contracts listed above (the "Contracts") issued by ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.

AEGON USA, Inc. signed an agreement on August 13, 2007 to acquire Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. The transaction is expected to close before the end of the fourth quarter of 2007, subject to customary regulatory approvals and closing conditions. AEGON USA, Inc. is an Iowa corporation that is engaged in the business of providing life insurance and annuity products.

                                   *   *   *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 333-6524 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.


784570-0807